Note 8 - Stock-based Compensation - Stock Option Transactions (Details) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Outstanding, beginning of period (in shares) | shares	2,344
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 3.46
Granted (in shares) | shares	2,284
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 2.99
Exercised (in shares) | shares	(96)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 2.28
Expired (in shares) | shares	(10)
Expired, weighted average exercise price (in dollars per share) | $ / shares	$ 4.97
Forfeited (in shares) | shares	(51)
Forfeited, weighted average exercise price (in dollars per share) | $ / shares	$ 2.34
Outstanding, end of the period (in shares) | shares	4,471
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 3.21
Outstanding, weighted average remaining contractual life (Year)	8 years 36 days
Outstanding, aggregate intrinsic value | $	$ 1,062,944
Exercisable, end of the period (in shares) | shares	2,559
Exercisable, end of the Exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 3.54
Exercisable, weighted average remaining contractual life (Year)	7 years 146 days
Exercisable, aggregate intrinsic value | $	$ 533,409
Vested and expected to vest, end of the period (in shares) | shares	4,183
Vested and expected to vest, weighted average exercise price (in dollars per share) | $ / shares	$ 3.24
Vested and expected to vest, weighted average remaining contractual life (Year)	8 years
Vested and expected to vest, aggregate intrinsic value | $	$ 983,514